Related-Party Transactions	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Related-Party Transactions
48	RELATED-PARTY TRANSACTIONS
Transactions with Related Parties
The Group considers that its related parties include subsidiaries, associates, joint ventures, key management personnel and close family members of key management personnel. Any transactions between the Group and its subsidiaries meet the definition of related-party transactions. However, because these transactions are eliminated on consolidation, they are not disclosed as related-party transactions. Transactions between the Group and its related parties are conducted on substantially the same terms as third-party transactions.
The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:
Transactions with associates, joint ventures and other entities

	At March 31,
	2025	2024

	(In millions)
Assets:
Loans and advances	¥2,087,961	¥2,160,444
Others	136,162	72,049

Liabilities:
Deposits	¥325,665	¥460,472
Others	74,475	72,762

	For the fiscal year ended March 31,
	2025	2024	2023

	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥97,311	¥101,016	¥87,521
Expense (interest expense and others)	94,521	59,968	43,473

Financial guarantees issued by the Group for its associates at March 31, 2025 and 2024 were ¥482,991 million and ¥456,453 million, respectively.
Loan commitments to associates and joint ventures at March 31, 2025 and 2024 were ¥1,195,073 million and ¥1,113,710 million, respectively.
Transactions with key management personnel and their close family members
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly. The Group considers the members of the board of directors and corporate executive officers of SMFG to constitute key management personnel for the purpose of this disclosure required under IAS 24 “Related Party Disclosures.”

	At March 31,
	2025	2024

	(In millions)
Assets:
Loans and advances	¥734	¥573

Liabilities:
Deposits	¥2,680	¥2,959
Others	156	116
Compensation of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2025	2024	2023
	(In millions)
Short-term employee benefits	¥1,450	¥1,693	¥1,537
Share-based compensation	615	868	461
The details of the share-based compensation plan are described in Note 41 “Share-Based Payment.”
There were no post-employment benefits, other long-term benefits and termination benefits for the fiscal years ended March 31, 2025, 2024 and 2023.